Note 2 - Summary of Significant Accounting Policies - Other Comprehensive Income (Loss) (FY) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Beginning balance		$ 2,013,410	$ 984,286	$ 984,286	$ 3,614,027
Realized foreign currency translation	$ (57,936)			(57,936)
Foreign currency translation		(7,672)	(108,100)	(86,711)	64,923
Ending balance		14,181,607	779,364	2,013,410	984,286
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Beginning balance		(685,680)	(568,030)	(568,030)
Realized foreign currency translation				(57,936)
Foreign currency translation				(59,714)
Ending balance		(690,864)		(685,680)	(568,030)
AOCI Attributable to Parent [Member]
Beginning balance		(685,680)	(568,030)	(568,030)	(611,370)
Realized foreign currency translation				(57,936)
Foreign currency translation		(5,184)	(74,777)	(59,714)	43,340
Ending balance		$ (690,864)	$ (642,807)	$ (685,680)	$ (568,030)